UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington,  D.C.  20549
FORM 13F
FORM 13F COVER PAGE

Report for the Quarter Ended:            December 31, 2007

Check here if Amendment [   ]; Amendment Number:
This Amendment (Check only one.):        [   ] is a restatement.
                                         [   ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:                                    Arbor Capital Management, LLC
Address:                                 One Financial Plaza
                                         120 S. Sixth St., Ste. 1000
                                         Minneapolis, MN  55402

Form 13F File No:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of the Reporting Manager:

Name:                                    Rick D. Leggott
Title:                                   CEO
Phone:                                   (612) 317-2950

Signature, Place, and Date of Signing:

/s/ Rick D. Leggott                      Minneapolis, MN    1/1/2008
(Signature)                              (City/State)       (Date)

Report Type (Check only one.):

[X] 13F Holdings Report (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F Notice (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F Combination Report (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:


Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  81

Form 13F Information Table Value Total:  1,228,035

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. None

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ADVISORY BOARD CO              COM              00762W107    23943   373000 SH       SOLE                   240400            132600
ALLSCRIPTS HEALTHCARE SOLUTION COM              01988P108    14167   729500 SH       SOLE                   471600            257900
AMERIGON INC.                  COM              03070L300    34076  1611900 SH       SOLE                  1037000            574900
ANADIGICS INC.                 COM              032515108    18345  1585600 SH       SOLE                  1019200            566400
ANGIODYNAMICS INC              COM              03475V101    12245   643100 SH       SOLE                   412300            230800
ARUBA NETWORKS INC.            COM              043176106    18596  1247200 SH       SOLE                   801100            446100
AUTHENTEC INC.                 COM              052660107    24309  1673000 SH       SOLE                  1075900            597100
BIO-REFERENCE LABS INC         COM              09057G602    23951   732900 SH       SOLE                   473300            259600
BJ's RESTAURANTS, INC.         COM              09180c106    12185   749400 SH       SOLE                   480700            268700
BLUE NILE INC                  COM              09578R103    12006   176400 SH       SOLE                   113300             63100
BRIGHT HORIZONS FAMILY SOLUTIO COM              109195107      308     8910 SH       SOLE                     8910
CBEYOND, INC.                  COM              149847105    33339   855060 SH       SOLE                   551060            304000
CENTENE CORPORATION            COM              15135B101    13114   477900 SH       SOLE                   306100            171800
CHIPOTLE MEXICAN GRILL         COM              169656105    24752   168300 SH       SOLE                   108200             60100
COMPELLENT TECHNOLOGIES INC.   COM              20452A108     7318   608300 SH       SOLE                   391100            217200
COMSCORE INC.                  COM              20564W105    15829   485100 SH       SOLE                   313800            171300
CONCEPTUS INC.                 COM              206016107    18707   972300 SH       SOLE                   626700            345600
CONCUR TECHNOLOGIES INC        COM              206708109    35109   969600 SH       SOLE                   623500            346100
CUBIST PHARMACEUTICALS INC.    COM              229678107    20469   998000 SH       SOLE                   642300            355700
CYBERSOURCE CORP.              COM              23251J106    19911  1120500 SH       SOLE                   720100            400400
DATA DOMAIN INC.               COM              23767P109    16726   635000 SH       SOLE                   408400            226600
DEALERTRAK HOLDINGS INC        COM              242309102    19215   574100 SH       SOLE                   369300            204800
DEVRY INC.                     COM              251893103      265     5100 SH       SOLE                     5100
DOLAN MEDIA COMPANY            COM              25659P402    19430   666100 SH       SOLE                   429300            236800
DOUBLE-TAKE SOFTWARE INC.      COM              258598101    21855  1006200 SH       SOLE                   650200            356000
DSW INC.                       COM              23334L102     5549   295800 SH       SOLE                   190800            105000
DTS INC.                       COM              23335C101    13481   527200 SH       SOLE                   339400            187800
DUFF & PHELPS CORP.            COM              26433B107    15756   800600 SH       SOLE                   516600            284000
ECOLAB INC.                    COM              278865100      306     5980 SH       SOLE                     5980
EHEALTH INC.                   COM              28238P109    23437   729900 SH       SOLE                   469800            260100
ELECTRONIC ARTS INC.           COM              285512109      237     4065 SH       SOLE                     4065
ERESEARCHTECHNOLOGY INC COM    COM              29481V108    15790  1335900 SH       SOLE                   861000            474900
EXPEDITORS INTL WASH INC       COM              302130109      203     4550 SH       SOLE                     4550
FACTSET RESH SYS INC           COM              303075105     9519   170890 SH       SOLE                   110240             60650
FALCONSTOR SOFTWARE INC.       COM              306137100    18660  1657200 SH       SOLE                  1066300            590900
FORMFACTOR INC                 COM              346375108     6388   193000 SH       SOLE                   124200             68800
GAIAM INC-CLASS A              COM              36268Q103    16386   552100 SH       SOLE                   355800            196300
GENOPTIX INC.                  COM              37243V100    10757   350400 SH       SOLE                   226100            124300
HEALTHWAYS INC.                COM              422245100    16638   284700 SH       SOLE                   183300            101400
INTELLON CORPORATION           COM              45816W504     5770   765300 SH       SOLE                   491300            274000
LIFE TIME FITNESS INC.         COM              53217R207     6499   130815 SH       SOLE                    84815             46000
LIFECELL CORPORATION           COM              531927101    30278   702339 SH       SOLE                   452939            249400
LIVEPERSON INC                 COM              538146101     9703  1817100 SH       SOLE                  1175600            641500
LKQ CORP                       COM              501889208     7155   340400 SH       SOLE                   219800            120600
MAGMA DESIGN AUTOMATION COM    COM              559181102    11956   979200 SH       SOLE                   629800            349400
MEDASSETS INC.                 COM              584045108     4788   200000 SH       SOLE                   128700             71300
MEDICIS PHARMACEUTICAL CORP.   COM              584690309    14203   546900 SH       SOLE                   351400            195500
MOODY'S CORPORATION            COM              615369105      207     5790 SH       SOLE                     5790
NATIONAL INFO CONSORTIUM INC   COM              62914B100    25023  2964800 SH       SOLE                  1911100           1053700
NETLOGIC MICROSYSTEMS INC.     COM              64118B100    22134   687400 SH       SOLE                   442400            245000
NEUTRAL TANDEM INC.            COM              64128B108    10590   556800 SH       SOLE                   358400            198400
NUANCE COMUNICATIONS INC.      COM              67020Y100    20229  1082900 SH       SOLE                   697300            385600
NUVASIVE INC.                  COM              670704105    28858   730200 SH       SOLE                   469900            260300
O REILLY AUTOMOTIVE INC        COM              686091109    16621   512510 SH       SOLE                   333010            179500
OBAGI MEDICAL PRODUCTS INC.    COM              67423R108    19206  1047800 SH       SOLE                   673600            374200
OPTIONSXPRESS HOLDINGS INC.    COM              684010101    18327   541900 SH       SOLE                   347800            194100
ORION ENERGY SYSTEMS INC.      COM              686275108     5646   300000 SH       SOLE                   192400            107600
PAYCHEX, INC.                  COM              704326107      308     8490 SH       SOLE                     8490
PERFICIENT INC.                COM              71375U101    11881   754800 SH       SOLE                   487000            267800
PHASE FORWARD INC.             COM              71721R406    22859  1051000 SH       SOLE                   676800            374200
RITCHIE BROS. AUCTIONEERS      COM              767744105      240     2899 SH       SOLE                     2899
SALIX PHARMACEUTICALS LTD      COM              795435106     6615   839500 SH       SOLE                   540000            299500
SPECTRANETICS CORP             COM              84760C107    20627  1345500 SH       SOLE                   868500            477000
ST. JUDE MEDICAL INC.          COM              790849103      297     7315 SH       SOLE                     7315
STARENT NETWORKS CORP.         COM              85528P108    24637  1350000 SH       SOLE                   868900            481100
STEREOTAXIS INC.               COM              85916J102    11520   942700 SH       SOLE                   607300            335400
STRAYER ED INC COM             COM              863236105    18307   107323 SH       SOLE                    69523             37800
SYNCHRONOSS TECHNOLOGIES INC.  COM              87157B103    15565   439200 SH       SOLE                   282200            157000
TALEO CORP.                    COM              87424N104    17576   590200 SH       SOLE                   379800            210400
TASER, INC.                    COM              87651B104    22870  1589300 SH       SOLE                  1020800            568500
TECHTARGET                     COM              87874R100    19031  1287600 SH       SOLE                   829800            457800
THORATEC CORP.                 COM              885175307    20611  1133100 SH       SOLE                   729000            404100
TRACTOR SUPPLY COMPANY         COM              892356106     5980   166400 SH       SOLE                   107500             58900
ULTA SALON SOCSMETICS & FRAGRA COM              90384S303     5994   349500 SH       SOLE                   224300            125200
ULTIMATE SOFTWARE GROUP INC    COM              90385D107    27890   886240 SH       SOLE                   572840            313400
VASCO DATA SECURITY INTL       COM              92230Y104    19229   688700 SH       SOLE                   442800            245900
VISTAPRINT LTD                 COM              G93762204    28976   676220 SH       SOLE                   436620            239600
VOCUS INC                      COM              92858J108    18239   528200 SH       SOLE                   341000            187200
VOLCOM INC                     COM              92864N101     8671   393600 SH       SOLE                   254300            139300
WRIGHT MEDICAL GROUP INC.      COM              98235T107    21274   729300 SH       SOLE                   469500            259800
ZUMIEZ INC                     COM              989817101     8370   343600 SH       SOLE                   221200            122400